Income Taxes - Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes-current	$ 25,235	$ 30,962	$ 24,802
Total deferred tax assets		30,962	24,802
Deferred income taxes-current	909	371
Deferred income taxes-non current	$ 21,811	27,828	23,654
Total deferred tax liabilities		28,199	23,654
Net deferred tax assets		$ 2,763	$ 1,148